Risk grades and classified loans by class Retail Loan Portfolio (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consumer Loans
Performing		$ 11,610
Performing		11,610
Nonperforming*		11
TOTALS Retail Loan Portfolio		11,621
Performing	10,936
Nonperforming*	21
TOTALS Retail Loan Portfolio	10,957
Single Family Residential
Performing		192,808
Performing		192,808
Nonperforming*		3,541
TOTALS Retail Loan Portfolio		196,349
Performing	212,096
Nonperforming*	1,667
TOTALS Retail Loan Portfolio	213,763
All Other Retail Loans
Performing		23,131
Performing		23,131
Nonperforming*		133
TOTALS Retail Loan Portfolio		23,264
Performing	27,643
Nonperforming*	28
TOTALS Retail Loan Portfolio	27,671
Retail Loan Totals
Performing		227,549
Performing		227,549
Nonperforming*		3,685
TOTALS Retail Loan Portfolio		231,234
Performing	250,675
Nonperforming*	1,716
TOTALS Retail Loan Portfolio	$ 252,391